Provisions - Provision for off balance sheet risk transfer between stages (Details) - Provisions for off-balance sheet risk $ in Millions	12 Months Ended
Dec. 31, 2022 MXN ($)
Other provisions
Other provisions at beginning of period	$ 1,108
Financial assets derecognized during the period other than write offs	(166)
Written-off assets	(73)
Originated financial assets	619
Foreign exchange and other movements	51
Other provisions at end of period	1,539
Stage 1
Other provisions
Other provisions at beginning of period	921
Financial assets derecognized during the period other than write offs	(91)
Written-off assets	(40)
Originated financial assets	458
Foreign exchange and other movements	(85)
Other provisions at end of period	1,163
Stage 2
Other provisions
Other provisions at beginning of period	109
Financial assets derecognized during the period other than write offs	(13)
Written-off assets	(28)
Originated financial assets	42
Foreign exchange and other movements	92
Other provisions at end of period	202
Stage 3
Other provisions
Other provisions at beginning of period	78
Financial assets derecognized during the period other than write offs	(62)
Written-off assets	(5)
Originated financial assets	119
Foreign exchange and other movements	44
Other provisions at end of period	$ 174